Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Used amount	₩ 6,648,293	₩ 6,683,662
Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Daegu Beomeo-Crossroads SeohanIDaum Buyers
Limit	₩ 8,172
Used amount	₩ 4,271
Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Shinhan Bank
Limit	₩ 538
KT Estate Inc. [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Busan Gaya Centreville Buyers
Limit	₩ 4,854
Used amount	₩ 2,503
KT Hitel Co., Ltd. [member] | Yonsei University and others [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Korea Software Financial Cooperative
Limit	₩ 34,715
Used amount	₩ 1,616
PT BC card Asia Pacific [member] | Shinhan Bank Indonesia [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	PT BCcard Asia Pacific
Limit	₩ 8,000,000
Used amount	₩ 8,000,000
Bottom of range [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct 29,2017
Bottom of range [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr 19,2018
Bottom of range [member] | KT Estate Inc. [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov 10,2017
Bottom of range [member] | KT Hitel Co., Ltd. [member] | Yonsei University and others [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct 22,2018
Bottom of range [member] | PT BC card Asia Pacific [member] | Shinhan Bank Indonesia [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep 18,2018
Top of range [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov 30,2020
Top of range [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr 19,2019
Top of range [member] | KT Estate Inc. [member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct 31,2020
Top of range [member] | KT Hitel Co., Ltd. [member] | Yonsei University and others [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct 22,2021
Top of range [member] | PT BC card Asia Pacific [member] | Shinhan Bank Indonesia [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep 17,2019